Segment information (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure of operating segments [abstract]
Segment information

Segment information for the six months ended June 30, 2018

(Euro, in thousands)

	R&D	Fee-for-services	Inter-segment elimination	Group
External revenue	€81,942	€5,641		€87,583
Internal revenue		4,126	€(4,126)
Other income	14,287	2		14,289
Revenues & other income	96,229	9,770	(4,126)	101,872

Segment result	(57,446)	2,200		(55,246)
Unallocated expenses (1)				(10,540)
Operating loss				(65,786)
Financial (expenses)/income (2)				6,867
Result before tax				(58,919)
Income taxes (2)				(137)
Net loss				€(59,056)

(1) Unallocated expenses consist of expenses for warrant plans under IFRS 2 Share based payments.

(2) Financial results and taxes information are not being provided to management in our management reporting as segment results and therefore, their aggregate amount is disclosed at the level of the group in our segment reporting.

Segment information for the six months ended June 30, 2017

(Euro, in thousands)

	R&D	Fee-for-services	Inter-segment elimination	Group
External revenue	€57,048	€3,877		€60,925
Internal revenue		2,475	€(2,475)
Other income	12,094	12		12,106
Revenues & other income	69,142	6,364	(2,475)	73,031

Segment result	(25,424)	(510)		(25,935)
Unallocated expenses (1)				(6,968)
Operating loss				(32,903)
Financial (expenses)/income (2)				(16,254)
Result before tax				(49,157)
Income taxes (2)				(92)
Net loss				€(49,249)

(1) Unallocated expenses consist of expenses for warrant plans under IFRS 2 Share based payments.

(2) Financial results and taxes information are not being provided to management in our management reporting as segment results and therefore, their aggregate amount is disclosed at the level of the group in our segment reporting.